Net investment in lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Net Investment In Lease	Net investment in lease:

	2022	2021
Undiscounted lease receivable	$1,724.4	$1,448.2
Unearned interest income	(816.0)	(689.9)
Net investment in lease	$908.4	$758.3

	2022	2021
Lease receivables	$908.4	$751.4
Unguaranteed residual value	—	6.9
Net investment in lease	908.4	758.3
Current portion of net investment in lease	(21.0)	(16.8)
Long-term portion of net investment in lease	$887.4	$741.5

Schedule of Minimum Lease Receivable from Direct Financing Leases	At December 31, 2022, the minimum lease receivable from direct financing leases are as follows:

2023	$96.9
2024	97.1
2025	96.9
2026	96.9
2027	96.9
Thereafter	1,239.7
$1,724.4